Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000024828 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024828 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024828 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024828 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024828 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024828 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000024830 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024830 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024830 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024830 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024830 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024830 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024830 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024830 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024830 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024830 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.70%